Please file this Prospectus Supplement with your records.

WELLS FARGO FUNDS TRUST

WELLS FARGO ADVANTAGE LARGE COMPANY GROWTH FUND

Class A, Class B, Class C, Administrator Class, Investor Class and Institutional Class

Supplement dated May 21, 2010, to the Prospectuses dated February 1, 2010, as previously supplemented as the case may be.

This supplement contains important information about the above referenced Fund.

In the section of the Prospectus entitled “Organization and Management of the Funds— The Investment Adviser and Portfolio Managers” describing the proposed reorganization of the Fund into the newly created Wells Fargo Advantage Premier Large Company Growth Fund, the reference to Mr. Aziz Hamzaogullari of Wells Capital Management under the column heading “Portfolio Management Team of Acquiring Fund” is hereby deleted and replaced with the following portfolio management team: Bruce C. Olson, CFA, Thomas C. Ognar, CFA, and Joseph M. Eberhardy, CFA, CPA, of Wells Capital Management.

EGIT050/P904SP

Please file this Prospectus Supplement with your records

WELLS FARGO FUNDS TRUST

WELLS FARGO ADVANTAGE INTERMEDIATE TAX/AMT-FREE FUND
Class A, Class C, Administrator Class, Institutional Class, and Investor Class

WELLS FARGO ADVANTAGE MUNICIPAL BOND FUND
Class A, Class B, Class C, Administrator Class, Institutional Class, and Investor Class

Supplement dated May 21, 2010, to the Prospectuses dated November 1, 2009, as previously supplemented as the case may be.

Effective immediately, Mathew Kiselak no longer serves as a Portfolio Manager for the above referenced Funds. The Funds continue to be managed by Lyle J. Fitterer, CFA, CPA, and Robert J. Miller. All references to Mathew Kiselak in the above referenced Prospectuses are hereby deleted.

MIIT050/P1104SP

Please file this Statement of Additional Information Supplement with your records

WELLS FARGO FUNDS TRUST

WELLS FARGO ADVANTAGE INTERMEDIATE TAX/AMT-FREE FUND
WELLS FARGO ADVANTAGE MUNICIPAL BOND FUND

Supplement dated May 21, 2010, to the Statement of Additional Information dated November 1, 2009, as previously supplemented on December 1, 2009 and May 14, 2010.

Effective immediately, Mathew Kiselak no longer serves as a Portfolio Manager for the above referenced Funds. The Funds continue to be managed by Lyle J. Fitterer, CFA, CPA, and Robert J. Miller. All references to Mathew Kiselak in the above referenced Statement of Additional Information are hereby deleted.